Related Party Consulting Agreements	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related party consulting agreements

Note 9

Related party consulting agreements:

In October 2019, the Company entered into a collaboration agreement with Adya Consulting, a company founded and managed by the Company’s then Chief Operating Officer, Silvia Panigone. Pursuant to the collaboration agreement, the Company agreed to pay Adya Consulting a one-time fee of CHF 2,500 ($2,705) for due diligence activities as well as a success fee of 5% for raising funds. For the six months ended June 30, 2023, and 2022, the Company recorded fees to Adya Consulting of $0 and $19,386 included in research and development expenses, respectively, on the statement of operating and comprehensive loss. Effective May 1, 2021, Ms. Panigone entered into an employment agreement with the Company. On September 5, 2022, the Company and Ms. Panigone agreed that she will leave her position as Chief Operating Officer on November 30, 2022.

In January 2017, and as subsequently amended in October 2020, the Company entered into a consulting agreement with CHG BioVenture SA, an entity controlled by Mr. Hervé Girsault, the Company’s current Head of Business Development. Pursuant to the consulting agreement, the Company agreed to pay CHG BioVenture SA a monthly fee of CHF 17,500, as well as an opportunity for a bonus of up to 15% of the annual fee, subject to the Company’s discretion. In addition, the Company has agreed to pay CHG BioVenture SA a 1% fee tied to the net proceeds actually received by the Company in certain transactions, such as, but not limited to, a merger or acquisition transaction. The consulting agreement may be terminated by either party for any reason at the end of each calendar quarter with three months’ prior written notice, or immediately if Mr. Girsault breaches the confidentiality provision. The consulting agreement also provides for a 24-month non-competition clause. The consulting agreement also provides for standard confidentiality provisions as well as reimbursement for certain expenses. For the six months ended June 30, 2023, and 2022, the Company recorded fees to CHG BioVenture SA of $64,378 and $74,989, respectively, included in general and administrative expenses on the statement of operating and comprehensive loss.

The Company entered into a new consulting agreement starting May 1, 2021, for the continuation of Mr. Girsault’s engagement with the Company in his current role. Pursuant to the new agreement, the Company has agreed to pay CHG BioVenture SA a monthly fee CHF 4’375 ($4,733) plus 7.7% VAT for his services. In addition, CHG BioVenture SA is eligible for a 1% success fee payment in the event of closing of a partnering agreement in China.

In March 2021, the Company entered into a consulting agreement with Mr. Subhasis Roy, the Company’s then Interim Chief Financial Officer, pursuant to which the Company agreed to pay Mr. Roy a daily rate of CHF 2,000 for his services. The consulting agreement was terminatable by either party upon 30 days’ written notice or immediately by the Company in the event of a material breach by Mr. Roy that could not be cured. The consulting agreement contained customary confidentiality provisions and provided for an 18-month non-solicitation clause. For the six months ended June 30, 2023 and 2022, the Company recorded fees to Mr. Roy of $0 and $49,728, respectively, included in general and administrative expenses on the statement of operating and comprehensive loss. The Company entered into a new consulting agreement starting July 2021 for the continuation of Mr. Roy’s engagement with the Company. On May 31, 2022, Mr. Roy resigned as the Company’s Interim Chief Financial Officer. Mr. Roy continued to provide transition services to the Company through June 30, 2022.

In February 2021, the Company entered into a consulting agreement with Mr. Eric Konofal, the Company’s current Chief Scientific Officer, pursuant to which the Company agreed to pay Mr. Konofal a daily rate of CHF 2,000 for his services. The consulting agreement may be terminated by either party upon 30 days’ written notice or immediately by the Company in the event of a material breach by Mr. Konofal that cannot be cured. The consulting agreement contains customary confidentiality provisions and provides for an 18-month non-solicitation clause as well as reimbursement for certain expenses. For the six months ended June 30, 2023 and 2022, the Company recorded fees to Mr. Konofal of $121,709 and $103,582, respectively, included in research and development expenses on the statement of operating and comprehensive loss. The Company entered a new consulting agreement starting July 1, 2021 for the continuation of Mr. Konofal’s engagement with the Company in his current role.

In March 2021, the Company entered into a consulting agreement with Mr. Carlos Camozzi, the Company’s then Interim Medical Director, pursuant to which the Company agreed to pay Mr. Camozzi an hourly rate of CHF 230 plus 7.7% VAT for his services. The consulting agreement could be terminated by either party upon 30 days’ written notice or immediately by us in the event of a material breach by Mr. Camozzi that cannot be cured. The consulting agreement contains customary confidentiality provisions and provides for an 18-month non-solicitation clause as well as reimbursement for certain expenses. For the six months ended June 30, 2023 and 2022, the Company recorded fees to Mr. Camozzi of $0 and $75,121, respectively, included in research and development expenses on the statement of operating and comprehensive loss. Mr. Camozzi left his position as Interim Medical Director on September 9, 2023.

In June 2022, the Company entered into a consulting agreement with Mr. Chad Hellmann, the Company’s then Chief Financial Officer, pursuant to which the Company agreed to pay Mr. Hellmann an annual salary of $160,000 for his services. Additionally, Mr. Hellmann was eligible for a bonus of up to $56,000 and he was eligible to receive an option award under the Option Plan. For the six months ended June 30, 2023, and 2022, the Company recorded fees to, the Company recorded fees to Mr. Hellmann of $66,665 and $13,333, included in general and administrative expenses on the statement of operating and comprehensive loss.  Mr. Hellmann resigned as of May 31, 2023.

In December 2022, the Company entered into a consulting agreement with Ms. Marianne Lambertson, the Company’s current Head of Corporate Communications & Investor Relations, pursuant to which the Company agreed to pay Ms. Lambertson a monthly retainer of $12,500 for her services. Additionally, Ms. Lambertson will be eligible for a one-time cash bonus based on the share value appreciation on 10,000 phantom shares with share appreciation defined as the difference in the opening share price commencing January 1, 2023, and the closing price ending April 30, 2023. For the year ended December 31, 2022, the Company recorded fees to Ms. Lambertson of $12,500 included in general and administrative expenses on the statement of operating and comprehensive loss. For the six months ended June 30, 2023, the Company recorded fees to Ms. Lambertson of $75,000 included in general and administrative expenses on the statement of operating and comprehensive loss.

In December 2022, the Company entered into a consulting agreement with Ms. Astrid Sommer, the Company’s Head of Human Resources, pursuant to which the Company agreed to pay Ms. Sommer a fixed monthly retainer of $4,756 (CHF 4,400) with an additional per hour rate of $270 (CHF 250) for hours exceeding 20 hours per month. For the year ended December 31, 2022, the Company recorded fees to Ms. Sommer of $4,042 (CHF 3,740) included in general and administrative expenses on the statement of operating and comprehensive loss. For the six months ended June 30, 2023, the Company recorded fees to Ms. Sommer of $39,363 included in general and administrative expenses on the statement of operating and comprehensive loss. Ms. Sommer left her position as Head of Human Resources on May 31, 2023.

In December 2022, the Company entered into a consulting agreement with Mr. Thomas Curatolo, the Company’s current Head of U.S. Commercialization, pursuant to which the Company agreed to pay Mr. Curatolo a monthly retainer of $16,000 per month for his services. Additionally, Mr. Curatolo is eligible to receive a 50,000-option award under the Option Plan. For the year ended December 31, 2022, the Company recorded fees to Mr. Curatolo of $16,000 included in general and administrative expenses on the statement of operating and comprehensive loss. For the six months ended June 30, 2023, the Company recorded fees to Mr. Curatolo of $96,000 included in general and administrative expenses on the statement of operating and comprehensive loss.